General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
(in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Salaries and related expenses	$601	$516	$284
Professional services	3,020	1,063	294
Consulting and director fees	1,171	972	1,206
Management fees	-	-	99
Travel	135	85	43
Office and general	1,994	1,650	603
Regulatory and filing fees	(33)	178	48
Shareholder relations	547	468	281
Total	$7,435	$4,932	$2,858